TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
Schedule of Earnings Before Income Taxes
	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Cayman Islands	(252,710,798)	73,497,948	(7,990,185)
PRC	334,511,152	695,671,595	850,301,335
Other countries	151,838,949	(186,855,933)	116,182,465
Income/(Loss) before income taxes	233,639,303	582,313,610	958,493,615

Schedule of Current and Deferred Income Taxes
	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Current income tax expenses
PRC	(17,468,843)	(28,703,637)	(105,143,116)
Other countries	(153,468)	(7,722,360)	(13,275,016)
Total current income tax expenses	(17,622,311)	(36,425,997)	(118,418,132)
Deferred tax (expense)/benefit	(910,065)	170,760,020	6,554,493
Income tax (expense)/benefit	(18,532,376)	134,334,023	(111,863,639)

Schedule of Income Tax Rate Reconciliation
	For the year ended December 31
	2013	2014	2015
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.2	1.1	1.8
—Change in fair value of convertible senior notes and capped call options	22.8	(2.8)	0.4
—Accrued payroll and welfare expenses	2.2	0.4	1.2
—Change of enacted tax rate	43.8	(9.2)	(2.6)
—Other permanent differences	1.6	4.9	(1.4)
Difference in tax rate of a subsidiary outside the PRC	3.4	0.7	(1.2)
Effect of tax holiday for subsidiaries	(5.8)	(14.6)	(14.4)
Change in valuation allowance	(86.3)	(28.6)	2.9
Effective CIT rate	7.9	(23.1)	11.7

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT
	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
The aggregate amount of effect	25,853,541	85,570,052	138,323,274
Per share effect—basic	0.27	0.70	1.11
Per share effect—diluted	0.27	0.56	1.08

Schedule of Current Deferred Tax Assets
	For the year ended December 31
	2014	2015
	RMB	RMB
Net operating losses	209,731	-
Provision for inventories, accounts receivable, other receivable	65,697,562	74,388,533
Change in fair value of forward contracts	(4,422,965)	(244,141)
Accrued warranty costs	9,320,959	20,135,070
Accrued interest	389,575	1,112,954
Other temporary differences	10,991,820	819,098
Total deferred tax assets	82,186,682	96,211,514
Less: Valuation allowance	(4,624,641)	(17,110,947)
Deferred tax assets—current, net	77,562,041	79,100,567

Other temporary differences	(6,187,087)	(9,266,399)
Deferred tax liabilities—current, net	(6,187,087)	(9,266,399)

Schedule of Noncurrent Deferred Tax Assets
	For the year ended December 31
	2014	2015
	RMB	RMB
Net operating losses	71,314,107	91,209,711
Accrued warranty costs	55,178,012	73,807,284
Timing difference for project assets, property, plant and equipment	33,296,577	25,741,022
Timing difference for revenue recognition of retainage contract	13,267,698	21,260,336
Other temporary differences	(279,551)	(269,037)
Total deferred tax assets	172,776,843	211,749,316
Less: Valuation allowance	(70,652,937)	(85,905,721)
Deferred tax assets—non-current, net	102,123,906	125,843,595

Other temporary differences	(2,572,785)	(11,379,810)
Deferred tax liabilities—non-current, net	(2,572,785)	(11,379,810)

Schedule of Movement of Valuation Allowances
	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
At beginning of year	(402,860,548)	(242,117,755)	(75,277,578)
Current year additions	(21,347,390)	(55,339,194)	(60,653,347)
Utilization and reversal of valuation allowances	182,090,183	222,179,371	32,914,257
At end of year	(242,117,755)	(75,277,578)	(103,016,668)